Short-Term Borrowings And Long-Term Debt (Information On Short-Term Borrowings And Interest Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Debt Disclosure [Abstract]
Maximum amount outstanding at any month-end	$ 8,740	$ 9,594	$ 9,282
Average daily short-term borrowings	$ 6,007	$ 6,040	$ 4,020
Weighted-average interest rate	0.10%	0.10%	0.20%